Silver metals delivery agreement (Details Narrative) - Silver Agreement - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Dec. 19, 2024	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Description of monthly purchases and deliveries	monthly purchases and deliveries of 18,500 ounces of silver for 36 months starting in January 2026
Loss on metals contract liability		$ 10,400
Outstanding indebtedness	$ 1,400
Fair value of the metals contract liability	$ 19,800	$ 28,566	$ 18,193